Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Dec. 31, 2016	Oct. 01, 2016
Impairment
Goodwill	€ 5,248		€ 5,724
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Mobile Networks
Impairment
Goodwill	€ 950		2,298
Terminal growth rate		1.10%		0.90%
Post-tax discount rate		8.90%		9.20%
Fixed Networks
Impairment
Goodwill	812		896
Terminal growth rate		1.10%		0.90%
Post-tax discount rate		8.60%		8.60%
Global Services
Impairment
Goodwill	1,288
Terminal growth rate		1.00%
Post-tax discount rate		8.90%
IP/Optical Networks
Impairment
Goodwill	1,847		1,970
Terminal growth rate		1.30%		1.40%
Post-tax discount rate		9.30%		8.90%
Applications and Analytics
Impairment
Goodwill	€ 405		240
Terminal growth rate		1.70%		1.80%
Post-tax discount rate		8.20%		9.00%
Nokia Technologies business
Impairment
Goodwill			€ 141
Terminal growth rate				2.10%
Post-tax discount rate				12.70%